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                        [SUTHERLAND ASBILL & BRENNAN LLP]



STEPHEN E. ROTH
DIRECT LINE: 202.383.0158
Internet: sroth@sablaw.com

                                  July 3, 2002

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Merrill Lynch Life Insurance Company and
        Merrill Lynch Life Variable Annuity Separate Account A
        (File No. 333-90243)
        ------------------------------------------------------

Commissioners:

On behalf of Merrill Lynch Life Insurance Company (the "Company") and Merrill Lynch Life Variable Annuity Separate Account A (the "Account"), I hereby certify that the form of supplement dated July 1, 2002 to the prospectus dated May 1, 2002 that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

If you have any questions or comments regarding this letter, please call the undersigned at (202) 383-0158, or Mary Thornton of our firm at (202) 383-0698.

Sincerely,

/s/ Stephen E. Roth

Stephen E. Roth

Attachment

cc:     Edward W. Diffin, Jr., Esq.
        Mary Thornton, Esq.